Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		$ 11,247	$ 12,682
Total liabilities		552	158
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,466	7,890
Total assets		6,466	7,890
Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	53	44
Total assets		55	44
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	174	179
Total assets		174	179
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	997	1,878
Total assets		245	302
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,955	3,931
Total assets		3,955	3,931
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,372	1,423
Total assets		351	337
Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1	3
Total liabilities		552	158
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	888	826
Total liabilities		2	3
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	55,000	63,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		600	600
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		462	420
Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		9	8
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		81	87
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		335	312
Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	2	3
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,118	4,212
Total liabilities		225	123
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	73,000	69,000
Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		130	174
Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		9	35
Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	8	48
Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,955	3,931
Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	16	25
Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		225	123
Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,242	7,643
Total liabilities		324	32
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	413,000	385,000
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		5,874	7,297
Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		36	1
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		174	179
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		157	166
Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		324	32
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		11,152	12,600
Total liabilities		552	158
UBS AG | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,466	7,890
Total assets		6,466	7,890
UBS AG | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	53	44
Total assets		55	44
UBS AG | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	174	179
Total assets		174	179
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	902	1,796
Total assets		151	220
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,955	3,931
Total assets		3,955	3,931
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,372	1,423
Total assets		351	337
UBS AG | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1	3
Total liabilities		552	158
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	888	826
Total liabilities		2	3
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	55,000	63,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		600	600
UBS AG | Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		462	420
UBS AG | Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		9	8
UBS AG | Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		81	87
UBS AG | Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		335	312
UBS AG | Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	2	3
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,118	4,212
Total liabilities		225	123
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	73,000	69,000
UBS AG | Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		130	174
UBS AG | Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		9	35
UBS AG | Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	8	48
UBS AG | Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,955	3,931
UBS AG | Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	16	25
UBS AG | Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		225	123
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,147	7,562
Total liabilities		324	32
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	413,000	385,000
UBS AG | Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		5,874	7,297
UBS AG | Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		36	1
UBS AG | Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		174	179
UBS AG | Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		62	85
UBS AG | Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		$ 324	$ 32

[1]	For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements
[2]	As of 31 December 2019, USD 0.6 billion of the USD 0.9 billion (31 December 2018: USD 0.6 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio.
[3]	Represents the principal amount outstanding.
[4]
Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported.

[5]	Represents the market value of total assets.
[6]	Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount.
[7]	Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.